Net interest income - Geographical areas and product group (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net interest income
Interest income	kr 6,729	kr 2,719	kr 4,108
Lending to Swedish exporters
Net interest income
Interest income	2,714	1,596	1,921
Lending to exporters' customers
Net interest income
Interest income	1,782	932	1,229
Remuneration from the CIRR-system	236	197
Liquidity
Net interest income
Interest income	2,233	191	958
Sweden
Net interest income
Interest income	1,907	863	1,223
Europe except Sweden
Net interest income
Interest income	1,071	(944)	(166)
Countries outside of Europe
Net interest income
Interest income	kr 3,751	kr 2,800	kr 3,051